Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Debentures	R$ 9,619,106	R$ 7,803,855	R$ 8,147,617	R$ 6,757,481
Gross debt	9,738,006	7,887,077
Transaction cost	(118,900)	(83,222)
Debentures, current	1,225,649	1,346,347
Debentures, noncurent	R$ 8,393,457	6,457,508
Debentures Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	4th
Allocation	Full early redemption of the 4th issue of the Company’s trade promissory notes and partial payment of the 1st amortization installment of the 2nd issue of debentures.
Guarantees	Personal guarantee
Issue date	07.23.2018
Number of installments	3
Final maturity	07.23.2023
Payment of chages	Half-yearly
Contractual financial charges p.y.	126.0% of DI
Effective interest rate p.y.	133.77% of DI
Contract amount	R$ 1,000,000
Debentures	R$ (0)	357,573
Debentures One Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	5th
Allocation	Reimbursement of expenses related to the construction of the Transmission Lines Araraquara II - Taubaté, Assis - Londrina and Foz do Chopim.
Guarantees	Personal guarantee
Issue date	09.25.2018
Number of installments	5
Final maturity	09.15.2025
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 7.6475%
Effective interest rate p.y.	IPCA+ 8.3295%
Contract amount	R$ 290,000
Debentures	R$ 157,327	225,643
Debentures Two Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	6th(1st serie)
Allocation	Full early redemption of the 5th issue of the Company’s trade promissory notes and partial payment of the 2nd amortization installment of the 2nd issue of debentures.
Guarantees	Personal guarantee
Issue date	07.15.2019
Number of installments	2
Final maturity	07.15.2024
Payment of chages	Half-yearly
Contractual financial charges p.y.	109.0% of DI
Effective interest rate p.y.	111.25% of DI
Contract amount	R$ 800,000
Debentures	R$ 424,292	852,816
Debentures Three Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	6th(2nd serie)
Allocation	Reimbursement of expenses related to the Colíder HPP and Baixo Iguaçu HPP projects
Guarantees	Personal guarantee
Issue date	07.15.2019
Number of installments	1
Final maturity	07.15.2025
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 3.90%
Effective interest rate p.y.	IPCA+ 4.46%
Contract amount	R$ 200,000
Debentures	R$ 263,113	251,363
Debentures Four Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	7th (1st serie)
Allocation	Reinforcement of the Issuer's working capital; amortization and/or reimbursement of cash of the principal portion of the 3rd and 4th issue of debentures.
Guarantees	Personal guarantee
Issue date	10.15.2021
Number of installments	2
Final maturity	10.15.2026
Payment of chages	Half-yearly
Contractual financial charges p.y.	DI + spread 1.38%
Effective interest rate p.y.	DI + spread 1.45%
Contract amount	R$ 1,133,363
Debentures	R$ 1,163,255	1,166,982
Debentures Five Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	7th (2nd serie)
Allocation	Investments for expansion, renovation or improvement and/or reimbursement of expenses within the scope of the Projects: Improvements of Gov. Bento Munhoz da Rocha Netto HPP; Implementation of the Assets of Lot “E”, from Aneel Auction No. 05/2015; Investments in Mata de Santa Genebra Transmissão S.A. and Bela Vista Geração de Energia S.A.
Guarantees	Personal guarantee
Issue date	10.15.2021
Number of installments	3
Final maturity	10.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 5.7138%
Effective interest rate p.y.	IPCA + 6.1033%
Contract amount	R$ 366,637
Debentures	R$ 416,456	397,825
Debentures Six Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	8th (1st serie)
Allocation	Acquisition of Santa Rosa & Mundo Novo Wind Complex (SRMN) and Aventura Wind Complexes.
Guarantees	Personal guarantee
Issue date	01.15.2023
Number of installments	2
Final maturity	01.15.2030
Contractual financial charges p.y.	DI + spread 1.40%
Effective interest rate p.y.	DI + spread 1.41%
Contract amount	R$ 1,100,000
Debentures	R$ 1,168,465
Debentures Seven Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel GeT
Issue	8th (2nd serie)
Allocation	Reimbursement of investment expenses and/or contributions in the scope of the Jandaíras I, II, III and IV Wind Power Generating Plants Projects.
Guarantees	Personal guarantee
Issue date	01.15.2023
Number of installments	3
Final maturity	01.15.2035
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA +6.8226%
Effective interest rate p.y.	IPCA +7.5817%
Contract amount	R$ 200,000
Debentures	R$ 214,426
Debentures Fifteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	8th (1st serie)
Allocation	Exclusively for cash reinforcement to meet the Issuer commitments.
Guarantees	Personal guarantee
Issue date	06.15.2023
Number of installments	1
Final maturity	06.15.2024
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 1.45%
Effective interest rate p.y.	CDI + 1.89%
Contract amount	R$ 400,000
Debentures	R$ 401,784	(0)
Debentures Sixteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	8th (2nd serie)
Allocation	Exclusively for amortization of principal and interest due under the Private Deed of the 4th Issue of Debentures, and the remaining amount, if any, for cash reinforcement to meet the Issuer commitments.
Guarantees	Personal guarantee
Issue date	06.15.2023
Number of installments	2
Final maturity	06.15.2027
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 2.00%
Effective interest rate p.y.	CDI + 2.14%
Contract amount	R$ 800,000
Debentures	R$ 803,723
Debentures Seventeen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	8th (3rd serie)
Allocation	Exclusively for cash reinforcement to meet the Issuer commitments.
Guarantees	Personal guarantee
Issue date	06.15.2023
Number of installments	1
Final maturity	06.15.2028
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 2.25%
Effective interest rate p.y.	CDI + 2.35%
Contract amount	R$ 400,000
Debentures	R$ 401,897
Debentures Eight Due On [member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	4th
Allocation	Working capital and payment of the 1st installment of amortization of the 2nd issue of debentures.
Guarantees	Personal guarantee
Issue date	09.27.2018
Number of installments	3
Final maturity	09.27.2023
Payment of chages	Half-yearly
Contractual financial charges p.y.	DI + spread 2.70%
Effective interest rate p.y.	CDI + 3.96%
Contract amount	R$ 1,000,000
Debentures	R$ (0)	346,895
Debentures Nine Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	5th (1st serie)
Allocation	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	Personal guarantee
Issue date	11.15.2019
Number of installments	3
Final maturity	11.15.2027
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 4.20%
Effective interest rate p.y.	IPCA+ 4.61%
Contract amount	R$ 500,000
Debentures	R$ 647,092	618,209
Debentures Ten Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	6th (1st serie)
Allocation	Reinforcement of working capital and amortization of the first installment of the principal of the debentures of each of the Issuer's following issues: 3rd, 4th and 5th Issue.
Guarantees	Personal guarantee
Issue date	06.16.2021
Number of installments	2
Final maturity	06.15.2026
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 1.95%
Effective interest rate p.y.	CDI + 2.02%
Contract amount	R$ 1,000,000
Debentures	R$ 1,004,566	1,006,449
Debentures Eleven Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	6th (2nd serie)
Allocation	Investment for expansion, renovation or improvement and reimbursement of expenses of the Issuer's electricity distribution network linked to concession contract No. 46/1999 of ANEEL.
Guarantees	Personal guarantee
Issue date	06.16.2021
Number of installments	3
Final maturity	06.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 4.7742%
Effective interest rate p.y.	IPCA + 5.1564%
Contract amount	R$ 500,000
Debentures	R$ 585,696	559,894
Debentures Twelve Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	7th (1st serie)
Allocation	Reinforcement of working capital; redemption of 3rd issue debentures; amortization of the 2nd installment of the principal of the 4th and 5th issuance.
Guarantees	Personal guarantee
Issue date	05.15.2022
Number of installments	2
Final maturity	05.15.2025
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 1.21%
Effective interest rate p.y.	CDI + 1.28%
Contract amount	R$ 300,000
Debentures	R$ 304,505	305,380
Debentures Thirteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	7th (2nd serie)
Allocation	Reinforcement of working capital; redemption of 3rd issue debentures; amortization of the 2nd installment of the principal of the 4th and 5th issuance.
Guarantees	Personal guarantee
Issue date	05.15.2022
Number of installments	2
Final maturity	05.15.2027
Payment of chages	Half-yearly
Contractual financial charges p.y.	CDI + 1.36%
Effective interest rate p.y.	CDI + 1.42%
Contract amount	R$ 901,450
Debentures	R$ 915,148	917,789
Debentures Fourteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Copel DIS
Issue	7th (3rd serie)
Allocation	Investments for expansion, renovation or improvement and/or reimbursement of expenses of the issuer's electricity distribution network, linked to Aneel's Concession Agreement No. 46/1999.
Guarantees	Personal guarantee
Issue date	05.15.2022
Number of installments	3
Final maturity	05.15.2032
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 6.1732%
Effective interest rate p.y.	IPCA + 6.6587%
Contract amount	R$ 298,550
Debentures	R$ 315,816	301,830
Debentures Nineteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Brisa Potiguar
Issue	2nd (2nd serie)
Allocation	Implementation of wind generating plants.
Guarantees	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	03.24.2016
Number of installments	192
Final maturity	07.15.2032
Payment of chages	Monthly
Contractual financial charges p.y.	IPCA + 9.87%
Effective interest rate p.y.	IPCA+ 10.92%
Contract amount	R$ 153,258
Debentures	R$ 118,146	126,067
Debentures Eighteen Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Brisa Potiguar
Issue	2nd (1st serie)
Allocation	Implementation of wind generating plants.
Guarantees	Real and personal guarantee and pledge of Copel GeT shares.
Issue date	03.24.2016
Number of installments	192
Final maturity	07.15.2032
Payment of chages	Monthly
Contractual financial charges p.y.	TJLP + 2.02%
Effective interest rate p.y.	TJLP + 2.02%
Contract amount	R$ 147,575
Debentures	R$ 82,744	91,468
Debentures Twenty Due On [Member]
IfrsStatementLineItems [Line Items]
Company	Cutia
Issue	1st
Allocation	Construction and implementation of wind generating plants.
Guarantees	Personal guarantee
Issue date	03.20.2019
Number of installments	26
Final maturity	12.15.2031
Payment of chages	Half-yearly
Contractual financial charges p.y.	IPCA + 5.8813%
Effective interest rate p.y.	IPCA+ 6.83%
Contract amount	R$ 360,000
Debentures	R$ 349,555	R$ 360,894